Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2005 Fund	May 30, 2024
Fidelity Freedom Blend 2005 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.41%
Since Inception	(0.55%)	[1]
Fidelity Freedom Blend 2005 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.14%
Since Inception	(2.17%)	[1]
Fidelity Freedom Blend 2005 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.05%
Since Inception	(0.93%)	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.58%)
F0556
Average Annual Return:
Past 1 year	8.58%
Since Inception	(0.12%)

[1]	A From April 6, 2021 .